Earnings Per Share, Share Repurchases and Dividends on Common Stock	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share, Share Repurchases and Dividends on Common Stock
3. EARNINGS PER SHARE, SHARE REPURCHASES AND DIVIDENDS ON COMMON STOCK
Basic Earnings Per Share
We calculate basic earnings per share by dividing net earnings by the weighted-average number of shares of common stock outstanding during each period.
Diluted Earnings Per Share
Diluted earnings per share include the dilutive effect of awards granted to employees under stock-based compensation plans. The dilutive effect of these securities totaled 0.7 million, 0.9 million and 1.2 million shares for the years ended December 31, 2019, 2018 and 2017, respectively.
Share Repurchases
On September 16, 2015, the company’s board of directors authorized a share repurchase program of up to $4.0 billion of the company’s common stock (the “2015 Repurchase Program”). Repurchases under the 2015 Repurchase Program commenced in March 2016.
On December 4, 2018, the company’s board of directors authorized a new share repurchase program of up to an additional $3.0 billion in share repurchases of the company’s common stock (the “2018 Repurchase Program”). By its terms, repurchases under the 2018 Repurchase Program will commence upon completion of the 2015 Repurchase Program and will expire when we have used all authorized funds for repurchases.
During the fourth quarter of 2018, the company entered into an accelerated share repurchase (ASR) agreement with Goldman Sachs & Co. LLC (Goldman Sachs) to repurchase $1.0 billion of the company’s common stock under the 2015 Repurchase Program. Under the agreement, we made a payment of $1.0 billion to Goldman Sachs and received an initial delivery of 3.0 million shares valued at $800 million that were immediately canceled by the company. The remaining balance was settled on January 4, 2019 with a final delivery of 0.9 million shares from Goldman Sachs. The final average purchase price was $260.32 per share.
As of December 31, 2019, repurchases under the 2015 Repurchase Program totaled $3.7 billion; $0.3 billion remained under this share repurchase authorization. By its terms, the 2015 Repurchase Program is set to expire when we have used all authorized funds for repurchases.
Share repurchases take place from time to time, subject to market conditions and management’s discretion, in the open market or in privately negotiated transactions. The company retires its common stock upon repurchase and, in the periods presented, has not made any purchases of common stock other than in connection with these publicly announced repurchase programs.
The table below summarizes the company’s share repurchases to date under the authorizations described above:

Repurchase Program Authorization Date	Amount Authorized (in millions)	Total Shares Retired (in millions)	Average Price Per Share(1)	Date Completed	Shares Repurchased (in millions)

					Year Ended December 31
					2019	2018	2017
September 16, 2015	$4,000	14.5	$255.04		3.2	3.8	1.6
December 4, 2018	$3,000	—	$—		—	—	—
					3.2	3.8	1.6

(1)	Includes commissions paid.
Dividends on Common Stock
In May 2019, the company increased the quarterly common stock dividend 10 percent to $1.32 per share from the previous amount of $1.20 per share.
In May 2018, the company increased the quarterly common stock dividend 9 percent to $1.20 per share from the previous amount of $1.10 per share.
In January 2018, the company increased the quarterly common stock dividend 10 percent to $1.10 per share from the previous amount of $1.00 per share.
In May 2017, the company increased the quarterly common stock dividend 11 percent to $1.00 per share from the previous amount of $0.90 per share.